Note C - Loans and Allowance for Loan Losses (Details) - Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 566,319	$ 558,288
Less: Allowance for loan losses	6,155	6,905
Loans, net	560,164	551,383
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	214,008	226,022
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	94,586	104,842
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	62,108	52,792
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	28,972	17,376
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	185,666	175,010
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	64,365	57,239
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	38,811	41,168
Consumer Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,748	18,332
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	102,280	100,017
Consumer Other Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 45,721	$ 40,517